SCHEDULE OF DIRECT FINANCING LEASE INCOME (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Profit at lease commencement	$ 286	$ 152	$ 34
Interest income on lease receivables	266	616	34
Total lease income	$ 552	$ 768	$ 68
Direct Financing Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Nonoperating Income (Expense)	Nonoperating Income (Expense)	Nonoperating Income (Expense)